Income Taxes (Details) - HKD ($) $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Income Taxes (Details) [Line Items]
Tax rate	16.50%
Inland Revenue, Hong Kong [Member]
Income Taxes (Details) [Line Items]
Loss before income tax expense (in Dollars)	$ 2
Tax rate	8.25%
CHINA
Income Taxes (Details) [Line Items]
Tax rate	25.00%
Income tax rate subsidiaries	25.00%	25.00%